21. Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property plant and equipment
Opening Balance		$ 107,980	$ 159,265	$ 107,980
Cumulative translation adjustment		(36,797)	(6,090)
Closing Balance		107,980	159,265
Oil And Natural Gas Liquids [member]
Property plant and equipment
Opening Balance	[1]	3,302	4,262	$ 4,132
Additions	[1]	253	510
Write-offs	[1]	(3)	(216)
Transfers	[1]	(89)
Cumulative translation adjustment	[1]	(1,121)	(164)
Closing Balance	[1]	3,302	4,262
Intangible Assets		13,619	18,919
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	[1]	$ 17,220	$ 23,181

[1]	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.